Note 11 - Finance Expenses and Income - Finance Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Interest income	R$ 1,101.6	R$ 2,245.5	R$ 1,068.0
Interest and foreign exchange rate on loans to/from related parties	42.5	10.6	0.0
Financial instruments at fair value through profit or loss	77.0	242.6	37.2
Other financial results	78.9	49.9	26.3
Finance income, before adoption of new accounting policies	1,300.0	2,548.6	1,131.5
Exceptional finance income	0.0	0.0	161.2
Effect of application of IAS 29 (hyperinflation)	922.4	447.4	346.2
Finance income	R$ 2,222.4	R$ 2,996.0	R$ 1,638.9